Operating and Direct Financing Leases - Operating Lease Obligations - Additional Information (Detail) (Teekay Tangguh Joint Venture [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Vessel	Dec. 31, 2013
Teekay Tangguh Joint Venture [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels	2
Tax indemnification	$ 8.4	$ 8.9
Tax indemnification of lease contracts	The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2033.
Operating lease arrangement period	20 year
Operating lease arrangement period	20 year